Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated net income	¥ 231,333	¥ 265,239	¥ 239,516
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(55,504)	143,834	251,576
Net unrealized gains and losses on securities	2,010	2,524	6,612
Net gains and losses on derivative instruments	2,785	(195)	2,056
Pension liability adjustments	(6,543)	(37,985)	32,669
Other comprehensive income (loss), Net-of-tax amount	(57,252)	108,178	292,913
Comprehensive income	174,081	373,417	532,429
Less: Comprehensive income attributable to noncontrolling interests	11,973	9,666	14,688
Comprehensive income attributable to Canon Inc.	¥ 162,108	¥ 363,751	¥ 517,741